Organization and Operations - General information (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Dec. 31, 2020	Jun. 29, 2020	Apr. 26, 2018	Apr. 03, 2018	May 12, 2014	Dec. 31, 2020
Organization and Operations
Beneficial interest owned by chairman and his family (in percent)	41.40%
Net proceeds after deducting underwriting discounts, commissions and other offering expenses						$ 36,000
Common shares/units
Organization and Operations
Net proceeds after deducting underwriting discounts, commissions and other offering expenses		$ 36,000
GasLog Partners LP | Common shares/units
Organization and Operations
Number of units issued			1,858,975	33,998
GasLog Partners LP | IPO
Organization and Operations
Ownership interest in GasLog Partners offered under initial public offering (in percent)					48.20%
GasLog Partners LP | IPO | Common shares/units
Organization and Operations
Number of units issued					9,660,000
Net proceeds after deducting underwriting discounts, commissions and other offering expenses					$ 186,029
GasLog Partners LP | Over allotment | Common shares/units
Organization and Operations
Number of units issued					1,260,000
GasLog Partners LP | Acquisition of subsidiaries
Organization and Operations
Ownership interest in GasLog Partners in transaction with parent (in percent)					49.80%
Incentive distribution rights threshold for cash distribution per quarter (in dollars per unit)					$ 0.43125
Cash consideration paid to GasLog in exchange for the contribution of net assets					$ 65,695
GasLog Partners LP | Acquisition of subsidiaries | Common shares/units
Organization and Operations
Number of units issued					162,358
GasLog Partners LP | Acquisition of subsidiaries | Subordinated units
Organization and Operations
Number of units issued					9,822,358
GasLog Partners LP | Acquisition of subsidiaries | General partner units
Organization and Operations
Number of units issued					400,913
General partner interest in GasLog Partners					2.00%
GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	35.30%
General partner interest in GasLog Partners	2.00%
GAS-three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	35.30%
GAS-three Ltd | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)					100.00%
GAS-four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	35.30%
GAS-four Ltd | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)					100.00%
GAS-five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	35.30%
GAS-five Ltd | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)					100.00%
GasLog Partners' subsidiaries acquired after IPO | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%